3. Acquisitions (Details Narrative) (September 2019) - JM Enterprise 1 Key Tax Group [Member]	9 Months Ended
Sep. 30, 2019 USD ($) shares
Common Stock [Member]
Shares issued convertible debt, shares	500,000
Shares issued convertible debt, value | $	$ 30,912
Preferred G1 Stock [Member]
Allocated shares for investors	10,000,000
Preferred G Class of Stock [Member]
Shares issued for acqusition, shares	18,571,428
Shares issued for acquisition, value | $	$ 1,300,000